SUPPLEMENTAL CASH FLOW INFORMATION - Changes in non cash working capital (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SUPPLEMENTAL CASH FLOW INFORMATION
Accounts receivable	$ (1,324)	$ 954
Inventories	(551)	121
Accounts payable and accrued liabilities	1,588	(1,605)
Current portion of provisions	235	122
Income taxes payable (net)	1,830	(1,350)
Total (increase) decrease in working capital	1,778	(1,758)
Relating to :
Decrease (increase) in non-cash working capital	1,507	(1,201)
Decrease (increase) in non-cash working capital	271	(557)
Total (increase) decrease in working capital	$ 1,778	(1,758)
Accounts payable and accrued liabilities
Relating to :
Amount of reclassifications		(133)
Current provisions
Relating to :
Amount of reclassifications		$ 133